Fair Value - Summary of Key Inputs Used in Determining Fair Value of ESS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
UPB of underlying mortgage loans (in thousands)	$ 752,850	$ 1,430,795	$ 4,573,369
Average servicing fee rate (in basis points)	0.26%	0.25%	0.25%
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing spread	7.30%	8.50%	9.10%
Annual total prepayment speed	10.70%	13.20%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing spread	7.20%	7.20%	8.50%
Annual total prepayment speed	6.80%	9.20%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing spread	7.60%	16.30%	14.30%
Annual total prepayment speed	24.20%	32.50%
Excess servicing spread [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
UPB of underlying mortgage loans (in thousands)	$ 32,376,359	$ 51,966,405
Average servicing fee rate (in basis points)	0.34%	0.32%
Average ESS rate (in basis points)	0.19%	0.17%
Pricing spread	4.40%	5.70%
Life (in years)	6 years 9 months 18 days	6 years 10 months 24 days
Annual total prepayment speed	10.50%	9.60%
Excess servicing spread [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing spread	3.80%	4.80%
Life (in years)	1 year 4 months 24 days	1 year 4 months 24 days
Annual total prepayment speed	7.00%	5.20%
Excess servicing spread [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing spread	4.80%	6.50%
Life (in years)	8 years 7 months 6 days	9 years
Annual total prepayment speed	41.30%	52.40%